Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 57,344	$ 57,344	$ 172,033	$ 172,033	$ 229,377	$ 229,377
Useful life	10 years		10 years		10 years
Remaining amortization expense	$ 6,308		$ 6,308		$ 178,341	$ 407,718